CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data	Preferred Stock	Common Stock	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Total
BALANCE at Dec. 31, 2008	$ 95	$ 55,800	$ 49,776	$ 1,600	$ 107,271
BALANCE (in shares) at Dec. 31, 2008		5,580,000
Net income before dividends on preferred stock of subsidiary			8,480		8,480
Change in net unrealized gain (loss) on securities available-for-sale, net of reclassification adjustment and tax effects				(856)	(856)
Total comprehensive income					7,624
Repurchase of common stock		(730)	(2,920)		(3,650)
Repurchase of common stock (in shares)		(73,007)
Cash dividends declared, $0.735 per share for 2009, $0.74 per share for 2010, $0.74 per share for 2011			(4,056)		(4,056)
Cash dividends - preferred stock of subsidiary			(16)		(16)
BALANCE at Dec. 31, 2009	95	55,070	51,264	744	107,173
BALANCE (in shares) at Dec. 31, 2009		5,506,993
Net income before dividends on preferred stock of subsidiary			7,222		7,222
Change in net unrealized gain (loss) on securities available-for-sale, net of reclassification adjustment and tax effects				(1,553)	(1,553)
Total comprehensive income					5,669
Repurchase of common stock		(770)	(1,796)		(2,566)
Repurchase of common stock (in shares)		(76,993)
Cash dividends declared, $0.735 per share for 2009, $0.74 per share for 2010, $0.74 per share for 2011			(4,039)		(4,039)
Cash dividends - preferred stock of subsidiary			(16)		(16)
BALANCE at Dec. 31, 2010	95	54,300	52,636	(809)	106,222
BALANCE (in shares) at Dec. 31, 2010		5,430,000
Net income before dividends on preferred stock of subsidiary			8,244		8,244
Change in net unrealized gain (loss) on securities available-for-sale, net of reclassification adjustment and tax effects				3,831	3,831
Total comprehensive income					12,075
Repurchase of common stock		(1,000)	(2,011)		(3,011)
Repurchase of common stock (in shares)		(100,000)
Cash dividends declared, $0.735 per share for 2009, $0.74 per share for 2010, $0.74 per share for 2011			(3,963)		(3,963)
Cash dividends - preferred stock of subsidiary			(16)		(16)
BALANCE at Dec. 31, 2011	$ 95	$ 53,300	$ 54,890	$ 3,022	$ 111,307
BALANCE (in shares) at Dec. 31, 2011		5,330,000